Capital Structure (Tables)	12 Months Ended
Dec. 31, 2013
Catagory of Capital Stock Issued

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized, issued, and outstanding	Par value, per share	Redemption rights	Voluntary or involuntary liquidation rights

Common stock	40,000,000	$1.00	None	None
	20,000,001
	20,000,001

Preferred stock:
Class A	200,000,000	$1.00	Designated by Board for each series issued	Designated by Board for each series issued
	18,903,484
	18,903,484
Class A, Series A	8,909,195 8,909,195 8,909,195	1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Class A, Series B	10,000,000 9,994,289 9,994,289	1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Class B	400,000,000	1.00	Designated by Board for each series issued	Designated by Board for each series issued